UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    THE BAUPOST GROUP, LLC
Address: 10 ST. JAMES AVENUE
         SUITE 2000
         BOSTON, MA  02116

13F File Number:  28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      PAUL C. GANNON
Title:     CHIEF FINANCIAL OFFICER
Phone:     617-210-8300

Signature, Place, and Date of Signing:

     PAUL C. GANNON     BOSTON, MA     February 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $1,189,382 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                         FORM 13F

                                                      INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                          ITEM 2          ITEM 3       ITEM 4      ITEM 5       ITEM 6    ITEM 7              ITEM 8
------                          -------         ------      ------- ---------------- --------  --------   --------------------------

                                                            VALUE  SHARES/  SH/ PUT/ INVSTMT OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS     SOLE     SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACERGY S A                     SPONSORED ADR    00443E104     1997   345517 SH       SOLE                   345517
ALLIANCE ONE INTL INC          COM              018772103    18100  6156400 SH       SOLE                  6156400
ATLAS PIPELINE HOLDINGS LP     COM UNITS LP     04939R108     1087   287528 SH       SOLE                   287528
AUDIOVOX CORP                  CL A             050757103     9595  1915086 SH       SOLE                  1915086
BORDERS GROUP INC              COM              099709107      667  1667252 SH       SOLE                  1667252
BPW ACQUISITION CORP           *W EXP 02/26/201 055637110       86   573900 SH       SOLE                   573900
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107    57510  8157439 SH       SOLE                  8157439
CAPITALSOURCE INC              COM              14055X102    15900  3441646 SH       SOLE                  3441646
CAPITALSOURCE INC              DBCV 4.000% 7/1  14055XAE2    21850 38000000 PRN      SOLE                 38000000
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7    15137 24613000 PRN      SOLE                 24613000
CENTERPLATE INC                UNIT 99/99/9999  15200E204     3777  2209051 SH       SOLE                  2209051
CHINA HLDGS ACQUISITION CORP   COM              16942N106     9240  1050000 SH       SOLE                  1050000
COLUMBUS ACQUISITION CORP      *W EXP 05/18/201 198851115       29   750000 SH       SOLE                   750000
DOMTAR CORP                    COM              257559104    55865 33452199 SH       SOLE                 33452199
ENTERPRISE ACQUISITION CORP    *W EXP 11/07/201 29365R116       38  1250000 SH       SOLE                  1250000
EXTERRAN HLDGS INC             COM              30225X103   104986  4928925 SH       SOLE                  4928925
FACET BIOTECH CORP             SHS              30303Q103    26584  2772092 SH       SOLE                  2772092
GHL ACQUISITION CORP           *W EXP 02/14/201 36172H116      250  1250000 SH       SOLE                  1250000
GHL ACQUISITION CORP           COM              36172H108    20250  2250000 SH       SOLE                  2250000
GLOBAL CONSUMER ACQST CORP     *W EXP 11/27/201 378983118      267  2963000 SH       SOLE                  2963000
HORIZON LINES INC              COM              44044K101    12709  3641545 SH       SOLE                  3641545
IAC INTERACTIVECORP            COM PAR $.001    44919P508    43109  2740542 SH       SOLE                  2740542
ISTAR FINL INC                 FRNT 10/0        45031UBF7    18115 61930000 PRN      SOLE                 61930000
ITURAN LOCATION AND CONTROL    SHS              M6158M104    12581  1721066 SH       SOLE                  1721066
KBL HEALTHCARE ACQUIS CORP I   *W EXP 07/18/201 48241N115        5   235000 SH       SOLE                   235000
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    16303  3461368 SH       SOLE                  3461368
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    72768  4162901 SH       SOLE                  4162901
LINN ENERGY LLC                UNIT LTD LIAB    536020100   119751  7999400 SH       SOLE                  7999400
MBF HEALTHCARE ACQUISITION C   *W EXP 04/16/201 552650111       13   243900 SH       SOLE                   243900
MEDIA & ENTMT HOLDINGS INC     *W EXP 03/09/201 58439W116        1   725000 SH       SOLE                   725000
MULTIMEDIA GAMES INC           COM              625453105     6188  2600000 SH       SOLE                  2600000
NEWS CORP                      CL A             65248E104   154012 16942972 SH       SOLE                 16942972
NEWS CORP                      CL B             65248E203    51642  5390600 SH       SOLE                  5390600
OMNOVA SOLUTIONS INC           COM              682129101     4026  5920750 SH       SOLE                  5920750
OVERTURE ACQUISITION CORP      *W EXP 01/30/201 G6830P118       50  1000000 SH       SOLE                  1000000
PDL BIOPHARMA INC              COM              69329Y104    88768 14363749 SH       SOLE                 14363749
PRE PAID LEGAL SVCS INC        COM              740065107     2259    60592 SH       SOLE                    60592
PROSPECT ACQUISITION CORP      *W EXP 11/14/201 74347T111      175  2500000 SH       SOLE                  2500000
RHI ENTMT INC DEL              COM              74957T104    29733  3661699 SH       SOLE                  3661699
SAPPHIRE INDUSTRIALS CORP      *W EXP 01/17/201 80306T117      992  6200000 SH       SOLE                  6200000
SP ACQUISITION HOLDINGS INC    *W EXP 10/10/201 78470A112      253  1580700 SH       SOLE                  1580700
SYNERON MEDICAL LTD            ORD SHS          M87245102    25742  3086619 SH       SOLE                  3086619
THERAVANCE INC                 NOTE 3.000% 1/1  88338TAA2    25419 41500000 PRN      SOLE                 41500000
THERAVANCE INC                 COM              88338T104   111928  9033741 SH       SOLE                  9033741
TM ENTMT & MEDIA INC           *W EXP 10/17/201 87260T116       16   525000 SH       SOLE                   525000
TREMISIS ENERGY ACQ CORP II    *W EXP 12/05/201 89472N119       13   325000 SH       SOLE                   325000
VIASAT INC                     COM              92552V100    29596  1229057 SH       SOLE                  1229057
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